MANAGING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
MANAGING CAPITAL
Schedule of the capital for the company

	December 31,	December 31,	December 31,
	2018	2017	2016
Convertible Note	$14,617,336	$20,007,559	$—
Equity	(9,666,884)	(36,475,101)	(15,462,536)
Capital	$4,950,452	$(16,467,542)	$(15,462,536)